Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 89,249	$ 52,873	$ 172,510
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,331	21,810	18,931
Loss on pension curtailment or settlement	0	0	156
Loss on modification of lease	0	230	0
Unrealized holding gain on investment	(543)	(8,002)	(896)
Stock-based compensation	16,956	17,547	26,661
Gain from disposal of long-term investment	(58)	0	0
Loss (gain) on disposal of property and equipment	7	(215)	7
Deferred income taxes	(422)	428	(2,526)
Changes in operating assets and liabilities:
Accounts receivable	(39,043)	11,404	2,469
Inventories	4,870	72,127	(102,846)
Prepaid expenses and other current assets	(1,842)	(6,563)	3,648
Other assets	(951)	(7)	(673)
Notes and accounts payable	(37,813)	19,563	(44,745)
Refund liabilities	2,639	(3,142)	2,589
Accrued expenses and other current liabilities	12,798	(1,634)	676
Lease liabilities	(638)	712	(301)
Income tax payable	5,563	(34,570)	(2,087)
Other liabilities	992	6,522	10,319
Net cash provided by operating activities	77,095	149,083	83,892
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of long-term investments	(4,173)	0	0
Proceeds from disposal of long-term investments	4,432	0	0
Purchase of property and equipment	(44,351)	(50,313)	(32,942)
Proceeds from disposal of properties	3	1,228	0
Net cash used in investing activities	(44,089)	(49,085)	(32,942)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of bank loan	0	0	(40,000)
Proceeds from bank loan	0	0	40,000
Dividends paid	(67,255)	(16,690)	(49,941)
Share repurchase	0	0	(133,155)
Net cash used in financing activities	(67,255)	(16,690)	(183,096)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(34,249)	83,308	(132,146)
EFFECT OF EXCHANGE RATE CHANGES	(408)	(1,373)	3,678
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	368,990	287,055	415,523
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	334,333	368,990	287,055
SUPPLEMENTAL INFORMATION
Interest paid	0	0	71
Income taxes paid	10,111	36,316	33,985
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Unpaid purchase of property and equipment included in accounts payable and accrued liabilities	4,681	4,301	4,957
Dividend declared included in accrued expenses and accrued liabilities	$ 50,665	$ 50,147	$ 101